Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of reconciliation of cash and cash equivalents and restricted cash
The reconciliation of cash and cash equivalents and restricted cash to amounts presented in the consolidated statements of cash flows are as follows:

	December 31,
	2020	2019
	(in thousands)
Cash and cash equivalents	$28,381	$22,889
Restricted cash	2,279	2,279

Cash, cash equivalents and restricted cash	$30,660	$25,168

Summary of estimated useful lives of the Company's property and equipment	Estimated useful lives are periodically assessed to determine if changes are appropriate. The estimated useful lives of the Company’s property and equipment are as follows

Asset	Estimated useful life
Computer equipment	3 years
Computer software	5 years
Office equipment	5 years
Furniture and fixtures	7 years
Laboratory equipment	7 years
Leasehold improvements	Shorter of remaining lease term or 10 years